Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis (Details) - Fair Value Recurring - CNY (¥)
¥ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 282,230	¥ 160,467
Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	15,780	52,212
Level 2 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	282,230	160,467
Level 2 | Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 15,780	¥ 52,212